Corporate Information	6 Months Ended
Jun. 30, 2026
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

The Generation Essentials Group (the “Company”) is a limited liability company incorporated in the Cayman Islands. The Group is involved in the provision of media and entertainment services, hotel operation, hospitality and VIP services and strategic investments.

The Company is listed on the New York Stock Exchange on June 5, 2025 through a business combination with Black Spade Acquisition II Co (“Black Spade II”), a blank check company incorporated for the purpose of effecting a business combination.